Accrued Expenses and Other Current Liabilities - Schedule of Other Tax Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Tax Payables [Abstract]
Value added tax payable	$ 142,501	$ 245,024
Local taxes payable	21,676	978
Other tax payables	$ 164,177	$ 246,002